Non-underlying items (Tables)	12 Months Ended
Dec. 31, 2025
Non-underlying items.
Summary of detailed information about non underlying items

	For the years ended December 31,
(Euro thousands)	2025	2024	2023*
Net gain on disposals	2,934	9,079	3,641
Impairment loss on a disposal group classified as held for sale	(1,371)	—	—
Government grants	395	69	2,850
Restructuring costs	(21,406)	—	(4,967)
Reversal of / (provision for) dispute-related costs	3,185	1,095	(5,305)
Total non-underlying items	(16,263)	10,243	(3,781)
*	In accordance with IFRS 5, the non-underlying items information for 2023 has been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).